Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended						12 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012 Adjustment [Member]	Dec. 31, 2012 Asset Removal Costs [Member]	Dec. 31, 2011 Asset Removal Costs [Member]	Dec. 31, 2012 Derecho [Member]	Jul. 31, 2012 Delmarva Power & Light Co/De [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member]	Dec. 31, 2011 Delmarva Power & Light Co/De [Member]	Oct. 31, 2011 Delmarva Power & Light Co/De [Member] MW	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Energy Efficiency Programs [Member] MW	Jun. 30, 2012 Delmarva Power & Light Co/De [Member] Energy Efficiency Programs [Member] MW	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Wind PPA [Member] MW	Dec. 31, 2011 Delmarva Power & Light Co/De [Member] Wind PPA [Member]	Dec. 31, 2010 Delmarva Power & Light Co/De [Member] Wind PPA [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Wind PPA [Member] Wind Facility One [Member] MW	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Wind PPA [Member] Wind Facility Two [Member] MW	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Wind PPA [Member] Wind Facility Three [Member] MW	Oct. 31, 2011 Delmarva Power & Light Co/De [Member] Solar PPA [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Solar PPA [Member] MW	Dec. 31, 2011 Delmarva Power & Light Co/De [Member] Solar PPA [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Land-Based Wind PPA [Member]	Dec. 31, 2012 Atlantic City Electric Co [Member]	Dec. 31, 2010 Atlantic City Electric Co [Member]	Dec. 31, 2012 Atlantic City Electric Co [Member] Non-Utility Generators [Member] MW	Dec. 31, 2011 Atlantic City Electric Co [Member] Non-Utility Generators [Member]	Dec. 31, 2010 Atlantic City Electric Co [Member] Non-Utility Generators [Member]	Dec. 31, 2012 Potomac Electric Power Co [Member]	Dec. 31, 2010 Potomac Electric Power Co [Member]
Significant Accounting Policies [Line Items]
Number of purchase power agreements																												1		3	3
Megawatts received from power purchase agreements (PPAs)																					128							10					459
Net power purchases with non-utility generators																																	$ 206	$ 218	$ 292
Purchased energy					2,123	2,537	3,127														27	18	12										201	206	270
Energy purchase maximum to be purchased, MW																								50	40	38
Term of agreement, years																											21 years	20 years			15 years
Obligated purchase amount of energy produced at the facility																												70.00%
Solar energy purchases																												2	1
Power of fuel cell facility, MW																		30	27	3
Increments to power of fuel cell facility, MW																			5
Amount billed to distribution customers																			4
Equity ownership percentage																															100.00%
Number of Standard Offer Capacity Agreements																															3
Incremental storm costs				33.0										138.0	4.6																					9.9
Other operation and maintenance														66
Capital Expenditure														72
Regulatory Assets				2,614	2,614	2,196								56
Other operation and maintenance expense					10
Self-insurance reserves reduced					1	4
Income tax (expense) benefit after-tax		15
Additional income tax (expense) benefit after-tax	17		17			(3)
Unbilled revenue				182	182	179
Taxes included in gross revenues					356	378	362
Awards received from the U.S. DOE																																19					149
AFUDC for borrowed funds					7	11	8
AFUDC for equity component					14	15	10
Regulatory liabilities												324	388
Loss from discontinued operations						2
Adjustment																1
Reclassification adjustment																	11																				5
Increase of deferred electric service cost																															3
Asset retirement obligation accrual		4
Asset retirement obligation amounts that should have been recorded in period								1	1	1
Reclassification adjustment relating to uncertain tax positions						2
Reclassification adjustment relating to continuing operations							(5)
Deferred income tax liabilities											$ 32